Segment Information - Segment Financial Information for Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Operating Revenue	$ 1,056	$ 1,389	$ 1,057	$ 1,123	$ 1,049	$ 1,424	$ 1,171	$ 1,320		$ 4,625	$ 4,964	$ 5,407
Operating Expenses	953	1,188	933	1,010	956	1,238	1,023	1,194		4,084	4,411	4,881
Operating Income	103	201	124	113	93	186	148	126		541	553	526
Interest Expense										256	242	281
Impairment losses										(12)
Income Tax Expense (Benefit)	11	57	26	9	10	58	19	27	15	103	114	(14)
Total Assets	15,794				15,001					15,794	15,001
Loss on extinguishment of debt												(189)
Power Delivery [Member]
Segment Reporting Information [Line Items]
Operating Revenue										4,378	4,650	5,114
Operating Expenses										3,847	4,150	4,611
Operating Income										531	500	503
Interest Income										1	1	2
Interest Expense										219	208	207
Impairment losses
Other Income										32	29	20
Income Tax Expense (Benefit)										110	112	112
Net Income (Loss) from Continuing Operations										235	210	206
Total Assets	12,149				11,008				10,621	12,149	11,008	10,621
Construction Expenditures										1,168	888	765
Loss on extinguishment of debt
Pepco Energy Services [Member]
Segment Reporting Information [Line Items]
Operating Revenue										256	330	304
Operating Expenses										271	301	280
Operating Income										(15)	29	24
Interest Income										1	1	1
Interest Expense										2	2	2
Impairment losses
Other Income										1	2	2
Income Tax Expense (Benefit)										(7)	8	9
Net Income (Loss) from Continuing Operations										(8)	22	16
Total Assets	342				529				511	342	529	511
Construction Expenditures										11	14	7
Loss on extinguishment of debt
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating Revenue										(9)	(16)	(11)
Operating Expenses										(34)	(40)	(10)
Operating Income										25	24	(1)
Interest Income										(1)	(1)	(3)
Interest Expense										35	32	72
Impairment losses										(1)	(5)
Other Income										3	(2)	(1)
Income Tax Expense (Benefit)											(6)	(135)
Net Income (Loss) from Continuing Operations										(9)	(10)	(131)
Total Assets	2,028				1,988				1,696	2,028	1,988	1,696
Construction Expenditures										37	39	30
Loss on extinguishment of debt												(189)
PHI Consolidated [Member]
Segment Reporting Information [Line Items]
Operating Revenue										4,625	4,964	5,407
Operating Expenses										4,084	4,411	4,881
Operating Income										541	553	526
Interest Income										1	1
Interest Expense										256	242	281
Impairment losses										(1)	(5)
Other Income										36	29	21
Income Tax Expense (Benefit)										103	114	(14)
Net Income (Loss) from Continuing Operations										218	222	91
Total Assets	14,519				13,525				12,828	14,519	13,525	12,828
Construction Expenditures										1,216	941	802
Loss on extinguishment of debt												$ (189)